Business and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Deferred Policy Acquisition Costs
The following tables show a rollforward for the lines of business that contain DAC balances, along with a reconciliation to the Company's total DAC balance:

	Term Life	Variable / Universal Life	Total
	(in thousands)
Balance, January 1, 2021	$51,527	$192,691	$244,218
Capitalization	17,427	65,297	82,724
Amortization expense	(6,863)	(11,335)	(18,198)
Other	0	0	0
Balance, December 31, 2021	$62,091	$246,653	$308,744
Capitalization	14,911	47,531	62,442
Amortization expense	(6,737)	(12,553)	(19,290)
Other	(52)	30	(22)
Balance, December 31, 2022	$70,213	$281,661	$351,874

2020
(in thousands)
Balance, beginning of year	$178,813
Capitalization of commissions, sales and issue expenses	76,544
Amortization-Impact of assumption and experience unlocking and true-ups	(6,688)
Amortization-All other	(11,431)
Change due to unrealized investment gains and losses	(12,813)
Balance, end of year	224,425
Transition adjustments(1)	19,793
Balance after transition, January 1, 2021	$244,218
(1)    Adjustments for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.

Liability for Future Policy Benefit (DRL, Benefit Reserves, DPL, and Additional Insurance Reserves)
The balances of and changes in Benefit Reserves as of and for the periods indicated consist of the three tables presented below: Present Value of Expected Net Premiums rollforward, Present Value of Expected Future Policy Benefits rollforward, and Net Liability for Future Policy Benefits.

	December 31, 2022
	Present Value of Expected Net Premiums
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, beginning of period	$1,641,933	$0	$1,641,933
Effect of cumulative changes in discount rate assumptions, beginning of period	(253,752)	0	(253,752)
Balance at original discount rate, beginning of period	1,388,181	0	1,388,181
Effect of assumption update	174,263	0	174,263
Effect of actual variances from expected experience and other activity	(29,416)	(746)	(30,162)
Adjusted balance, beginning of period	1,533,028	(746)	1,532,282
Issuances	58,215	2,110	60,325
Net premiums / considerations collected	(170,297)	(1,364)	(171,661)
Interest accrual	69,424	0	69,424
Balance at original discount rate, end of period	1,490,370	0	1,490,370
Effect of cumulative changes in discount rate assumptions, end of period	(73,563)	0	(73,563)
Balance, end of period	$1,416,807	$0	$1,416,807

	December 31, 2022
	Present Value of Expected Future Policy Benefits
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, beginning of period	$3,041,562	$19,314	$3,060,876
Effect of cumulative changes in discount rate assumptions, beginning of period	(561,455)	(1,459)	(562,914)
Balance at original discount rate, beginning of period	2,480,107	17,855	2,497,962
Effect of assumption update	255,336	0	255,336
Effect of actual variances from expected experience and other activity	(60,049)	149	(59,900)
Adjusted balance, beginning of period	2,675,394	18,004	2,693,398
Issuances	58,215	2,111	60,326
Interest accrual	129,657	627	130,284
Benefit payments	(173,998)	(2,308)	(176,306)
Other adjustments	(115)	(75)	(190)
Balance at original discount rate, end of period	2,689,153	18,359	2,707,512
Effect of cumulative changes in discount rate assumptions, end of period	(137,962)	(1,899)	(139,861)
Balance, end of period	$2,551,191	$16,460	$2,567,651

	December 31, 2022
	Net Liability for Future Policy Benefits (Benefit Reserves)
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, end of period, pre-flooring	$1,134,384	$16,460	$1,150,844
Flooring impact, end of period	0	0	0
Balance, end of period, post-flooring	1,134,384	16,460	1,150,844
Less: Reinsurance recoverable	1,002,277	16,460	1,018,737
Balance after reinsurance recoverable, end of period, post-flooring	$132,107	$0	$132,107

	December 31, 2021
	Present Value of Expected Net Premiums
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, beginning of period	$1,762,111	$0	$1,762,111
Effect of cumulative changes in discount rate assumptions, beginning of period	(352,891)	0	(352,891)
Balance at original discount rate, beginning of period	1,409,220	0	1,409,220
Effect of assumption update	5,651	0	5,651
Effect of actual variances from expected experience and other activity	(13,285)	0	(13,285)
Adjusted balance, beginning of period	1,401,586	0	1,401,586
Issuances	75,944	3,763	79,707
Net premiums / considerations collected	(155,282)	(3,763)	(159,045)
Interest accrual	65,933	0	65,933
Balance at original discount rate, end of period	1,388,181	0	1,388,181
Effect of cumulative changes in discount rate assumptions, end of period	253,752	0	253,752
Balance, end of period	$1,641,933	$0	$1,641,933

	December 31, 2021
	Present Value of Expected Future Policy Benefits
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, beginning of period	$3,212,658	$17,969	$3,230,627
Effect of cumulative changes in discount rate assumptions, beginning of period	(753,963)	(2,188)	(756,151)
Balance at original discount rate, beginning of period	2,458,695	15,781	2,474,476
Effect of assumption update	5,817	0	5,817
Effect of actual variances from expected experience and other activity	(9,219)	(297)	(9,516)
Adjusted balance, beginning of period	2,455,293	15,484	2,470,777
Issuances	75,944	3,763	79,707
Interest accrual	120,981	620	121,601
Benefit payments	(171,572)	(2,012)	(173,584)
Other adjustments	(539)	0	(539)
Balance at original discount rate, end of period	2,480,107	17,855	2,497,962
Effect of cumulative changes in discount rate assumptions, end of period	561,455	1,459	562,914
Balance, end of period	$3,041,562	$19,314	$3,060,876

	December 31, 2021
	Net Liability for Future Policy Benefits (Benefit Reserves)
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance, end of period, pre-flooring	$1,399,629	$19,314	$1,418,943
Flooring impact, end of period	899	0	899
Balance, end of period, post-flooring	1,400,528	19,314	1,419,842
Less: Reinsurance recoverable	1,216,756	19,314	1,236,070
Balance after reinsurance recoverable, end of period, post-flooring	$183,772	$0	$183,772
The following tables provide supplemental information related to the balances of and changes in Benefit Reserves included in the disaggregated tables above, on a gross (direct and assumed) basis, as of and for the periods indicated:

	December 31, 2022
	Term Life	Fixed Annuities
	($ in thousands)
Undiscounted expected future gross premiums	$3,073,048	$0
Discounted expected future gross premiums (at original discount rate)	$2,069,441	$0
Discounted expected future gross premiums (at current discount rate)	$1,973,031	$0
Undiscounted expected future benefits and expenses	$4,352,500	$24,056
Interest accrual	$60,233	$627
Gross premiums	$242,406	$1,700
Weighted-average duration of the liability in years (at original discount rate)	11	7
Weighted-average duration of the liability in years (at current discount rate)	10	6
Weighted-average interest rate (at original discount rate)	5.33%	3.56%
Weighted-average interest rate (at current discount rate)	5.40%	5.30%

	December 31, 2021
	Term Life	Fixed Annuities
	($ in thousands)
Undiscounted expected future gross premiums	$3,309,037	$0
Discounted expected future gross premiums (at original discount rate)	$2,185,726	$0
Discounted expected future gross premiums (at current discount rate)	$2,597,734	$0
Undiscounted expected future benefits and expenses	$4,023,185	$23,747
Interest accrual	$55,048	$620
Gross premiums	$241,783	$4,553
Weighted-average duration of the liability in years (at original discount rate)	11	7
Weighted-average duration of the liability in years (at current discount rate)	11	7
Weighted-average interest rate (at original discount rate)	5.37%	3.56%
Weighted-average interest rate (at current discount rate)	2.54%	2.48%
For additional information regarding observable market information and the techniques used to determine the interest rate assumptions seen above, see Note 2.
The balances of and changes in Deferred Profit Liability as of and for the periods indicated are as follows:

	December 31, 2022	December 31, 2021
	Fixed Annuities
	(in thousands)
Balance, beginning of period	$1,726	$984
Effect of actual variances from expected experience and other activity	(169)	98
Adjusted balance, beginning of period	1,557	1,082
Profits deferred	309	771
Interest accrual	60	60
Amortization	(222)	(187)
Other adjustments	(20)	0
Balance, end of period	1,684	1,726
Less: Reinsurance recoverable	1,684	1,726
Balance after reinsurance recoverable	$0	$0

The following table provides supplemental information related to the balances of and changes in Deferred Profit Liability, included in the disaggregated table above, on a gross (direct and assumed) basis, as of and for the period indicated:

	December 31, 2022	December 31, 2021
	Fixed Annuities
	(in thousands)
Revenue(1)	$42	$(742)
Interest accrual	60	60
(1)Represents the gross premiums collected in changes in deferred profit liability.
The following table shows a rollforward of AIR balances for variable and universal life products, for the periods indicated:

	December 31, 2022	December 31, 2021
	(in thousands)
Balance including amounts in AOCI, beginning of period, post-flooring	$703,968	$642,514
Flooring impact and amounts in AOCI	(71,467)	(95,331)
Balance, excluding amounts in AOCI, beginning of period, pre-flooring	632,501	547,183
Effect of assumption update	180,404	369
Effect of actual variances from expected experience and other activity	(39,475)	8,089
Adjusted balance, beginning of period	773,430	555,641
Assessments collected(1)	134,822	62,891
Interest accrual	27,479	20,039
Benefits paid	(17,138)	(6,070)
Balance, excluding amounts in AOCI, end of period, pre-flooring	918,593	632,501
Flooring impact and amounts in AOCI	(91,115)	71,467
Balance, including amounts in AOCI, end of period, post-flooring	827,478	703,968
Less: Reinsurance recoverable	793,577	666,813
Balance after reinsurance recoverable, including amounts in AOCI, end of period	$33,901	$37,155
(1)Represents the portion of gross assessments required to fund the future policy benefits.

	December 31, 2022	December 31, 2021
	($ in thousands)
Interest accrual	$27,479	$20,039
Gross assessments	$303,979	$215,741
Weighted-average duration of the liability in years (at original discount rate)	28	26
Weighted-average interest rate (at original discount rate)	3.41%	3.44%
The following table presents the reconciliation of the ending balances from the above rollforwards, Benefit Reserves, Additional Insurance Reserves, and Deferred Profit Liability including other liabilities, gross of related reinsurance recoverables, to the total liability for Future Policy Benefits as reported on the Company's Statements of Financial Position as of the periods indicated:

	December 31, 2022	December 31, 2021
	(in thousands)
Benefit reserves, end of period, post-flooring	$1,150,844	$1,419,842
Additional insurance reserves, including amounts in AOCI, end of period, post-flooring	827,478	703,968
Deferred profit liability, end of period, post-flooring	1,684	1,726
Subtotal of amounts disclosed above	1,980,006	2,125,536
Other Future policy benefits reserves(1)	150,036	235,587
Total Future policy benefits	$2,130,042	$2,361,123
(1)Represents balances for which disaggregated rollforward disclosures are not required, including unpaid claims and claims expenses, and incurred but not reported and in course of settlement claim liabilities.
The following tables present revenue and interest expense related to Benefit Reserves, Additional Insurance Reserves, and Deferred Profit Liability, as well as related revenue and interest expense not presented in the above supplemental tables, in the Company's Statement of Operations for the periods indicated:

	December 31, 2022
	Revenues(1)
	Fixed Annuities	Term Life	Variable and Universal Life	Total
	(in thousands)
Benefit reserves	$1,700	$242,406	$0	$244,106
Additional insurance reserves	0	0	303,979	303,979
Deferred profit liability	42	0	0	42
Total	$1,742	$242,406	$303,979	$548,127

	December 31, 2021
	Revenues(1)
	Fixed Annuities	Term Life	Variable and Universal Life	Total
	(in thousands)
Benefit reserves	$4,553	$241,783	$0	$246,336
Additional insurance reserves	0	0	215,741	215,741
Deferred profit liability	(742)	0	0	(742)
Total	$3,811	$241,783	$215,741	$461,335
(1)Represents "Gross premiums" for benefit reserves; "Gross assessments" for additional insurance reserves; and "Revenue" for deferred profit liability.

	December 31, 2022
	Interest Expense
	Fixed Annuities	Term Life	Variable and Universal Life	Total
	(in thousands)
Benefit reserves	$627	$60,233	$0	$60,860
Additional insurance reserves	0	0	27,479	27,479
Deferred profit liability	60	0	0	60
Total	$687	$60,233	$27,479	$88,399

	December 31, 2021
	Interest Expense
	Fixed Annuities	Term Life	Variable and Universal Life	Total
	(in thousands)
Benefit reserves	$620	$55,048	$0	$55,668
Additional insurance reserves	0	0	20,039	20,039
Deferred profit liability	60	0	0	60
Total	$680	$55,048	$20,039	$75,767

Additional Liability, Long-Duration Insurance (URR and Cost of Reinsurance)
The balances of and changes in URR as of and for the periods ended are as follows:

	December 31, 2022	December 31, 2021
	Variable Life / Universal Life
	(in thousands)
Balance, beginning of period	$251,573	$186,582
Unearned revenue	75,757	76,179
Amortization expense	(13,681)	(11,188)
Other adjustments	61	0
Balance, end of period	313,710	251,573
Less: Reinsurance recoverables	81,256	63,830
Unearned revenue reserve net of reinsurance recoverables	$232,454	$187,743

Market Risk Benefits
The following tables show a rollforward of MRB balances for variable annuity products, along with a reconciliation to the Company’s total net MRB positions as of the following dates:

	December 31, 2022
	Variable Annuities	Less: Reinsured Market Risk Benefits	Total, Net of Reinsurance
	(in thousands)
Balance, beginning of period	$796,913	$(796,913)	$0
Effect of cumulative changes in non-performance risk	21,123	0	21,123
Balance, beginning of period, before effect of changes in non-performance risk	818,036	(796,913)	21,123
Attributed fees collected	117,867	(117,867)	0
Claims paid	(3,456)	3,456	0
Interest accrual	12,950	(12,950)	0
Actual in force different from expected	10,199	(10,199)	0
Effect of changes in interest rates	(642,920)	642,920	0
Effect of changes in equity markets	266,177	(266,177)	0
Effect of assumption update	(17,430)	17,430	0
Effect of changes in current period counterparty non-performance risk	0	142,046	142,046
Balance, end of period, before effect of changes in non-performance risk	561,423	(398,254)	163,169
Effect of cumulative changes in non-performance risk	(163,169)	0	(163,169)
Balance, end of period	$398,254	$(398,254)	$0

	December 31, 2021
	Variable Annuities	Less: Reinsured Market Risk Benefits	Total, Net of Reinsurance
	(in thousands)
Balance, beginning of period	$1,205,571	$(1,205,571)	$0
Effect of cumulative changes in non-performance risk	60,792	0	60,792
Balance, beginning of period, before effect of changes in non-performance risk	1,266,363	(1,205,571)	60,792
Attributed fees collected	129,583	(129,583)	0
Claims paid	(199)	199	0
Interest accrual	2,200	(2,200)	0
Actual in force different from expected	934	(934)	0
Effect of changes in interest rates	(324,926)	324,926	0
Effect of changes in equity markets	(235,734)	235,734	0
Effect of assumption update	(20,185)	20,185	0
Effect of changes in current period counterparty non-performance risk	0	(39,669)	(39,669)
Balance, end of period, before effect of changes in non-performance risk	818,036	(796,913)	21,123
Effect of cumulative changes in non-performance risk	(21,123)	0	(21,123)
Balance, end of period	$796,913	$(796,913)	$0
The following table presents accompanying information to the rollforward table above. See Note 9 for information on "Net amount at risk".

	December 31, 2022	December 31, 2021
	Variable Annuities
	($ in thousands)
Net amount at risk(1)	$1,050,063	$128,292
Weighted-average attained age of contractholders	68	65
(1)For contracts with multiple benefit features, the highest net amount at risk for each contract is included.

The table below reconciles MRB asset and liability positions as of the following dates:

	December 31, 2022	December 31, 2021
	Variable Annuities
	(in thousands)
Market risk benefit assets	$558,624	$940,706
Market risk benefit liabilities	558,624	940,706
Net liability	$0	$0

Transition adjustment from the adoption of ASU 2018-12
Accounting Pronouncements and Change in Accounting Principle [Line Items]
Accounting Standards of New Guidance on Financial Statements
Statements of Financial Position:

	December 31, 2022
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
Deferred policy acquisition costs	$364,494	$(12,620)	$351,874
Reinsurance recoverables	3,258,526	(160,278)	3,098,248
Income tax assets	67,126	489	67,615
Market risk benefit assets	0	558,624	558,624
Other assets	16,207	32,184	48,391
TOTAL ASSETS	$20,178,046	$418,399	$20,596,445
Policyholders’ account balances	$2,763,730	$10,585	$2,774,315
Future policy benefits	2,303,407	(173,365)	2,130,042
Market risk benefit liabilities	0	558,624	558,624
Other liabilities	147,908	24,397	172,305
Total liabilities	19,149,549	420,241	19,569,790

Retained earnings	439,236	(153,803)	285,433
Accumulated other comprehensive income (loss)	(188,151)	151,961	(36,190)
Total equity	1,028,497	(1,842)	1,026,655
TOTAL LIABILITIES AND EQUITY	$20,178,046	$418,399	$20,596,445

	December 31, 2021
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
Deferred policy acquisition costs	$290,299	$18,445	$308,744
Reinsurance recoverables	3,601,212	(426,017)	3,175,195
Income tax assets	5,842	16,311	22,153
Market risk benefit assets	0	940,706	940,706
Other assets	17,581	31,286	48,867
TOTAL ASSETS	$24,456,215	$580,731	$25,036,946
Policyholders’ account balances	$2,608,640	$91,294	$2,699,934
Future policy benefits	2,757,941	(396,818)	2,361,123
Market risk benefit liabilities	0	940,706	940,706
Other liabilities	194,123	6,910	201,033
Total liabilities	23,485,503	642,092	24,127,595

Retained earnings	387,957	(32,695)	355,262
Accumulated other comprehensive income (loss)	130,653	(28,666)	101,987
Total equity	970,712	(61,361)	909,351
TOTAL LIABILITIES AND EQUITY	$24,456,215	$580,731	$25,036,946
Statements of Operations and Comprehensive Income (Loss):

	Year Ended December 31, 2022
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
REVENUES
Premiums	$34,901	$(1,193)	$33,708
Policy charges and fee income	85,416	(27,682)	57,734
Realized investment gains (losses), net	13,416	419	13,835
Change in value of market risk benefits, net of related hedging gain (loss)	0	(142,046)	(142,046)
TOTAL REVENUES	238,452	(170,502)	67,950
BENEFITS AND EXPENSES
Policyholders’ benefits	55,094	(26,905)	28,189
Change in estimates of liability for future policy benefits	0	16,631	16,631
Amortization of deferred policy acquisition costs	24,512	(5,222)	19,290
General, administrative and other expenses	58,570	(1,705)	56,865
TOTAL BENEFITS AND EXPENSES	185,754	(17,201)	168,553
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	52,698	(153,301)	(100,603)
Income tax expense (benefit)	1,419	(32,193)	(30,774)
NET INCOME (LOSS)	$51,279	$(121,108)	$(69,829)
Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses)	(403,214)	26,729	(376,485)
Interest rate remeasurement of future policy benefits	0	59,867	59,867
Gain (loss) from changes in non-performance risk on market risk benefits	0	142,046	142,046
Total	(403,550)	228,642	(174,908)
Less: Income tax expense (benefit) related to other comprehensive income (loss)	(84,746)	48,015	(36,731)
Other comprehensive income (loss), net of taxes	(318,804)	180,627	(138,177)
Comprehensive income (loss)	$(267,525)	$59,519	$(208,006)

	Year Ended December 31, 2021
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
REVENUES
Premiums	$29,945	$(1,196)	$28,749
Policy charges and fee income	89,781	(17,619)	72,162
Realized investment gains (losses), net	1,968	(1,453)	515
Change in value of market risk benefits, net of related hedging gain (loss)	0	39,670	39,670
TOTAL REVENUES	231,841	19,402	251,243
BENEFITS AND EXPENSES
Policyholders’ benefits	48,516	(7,737)	40,779
Change in estimates of liability for future policy benefits	0	2,819	2,819
Amortization of deferred policy acquisition costs	24,203	(6,005)	18,198
General, administrative and other expenses	52,194	(1,467)	50,727
TOTAL BENEFITS AND EXPENSES	167,917	(12,390)	155,527
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	63,924	31,792	95,716
Income tax expense (benefit)	4,417	6,676	11,093
NET INCOME (LOSS)	$59,507	$25,116	$84,623
Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses)	(69,049)	1,788	(67,261)
Interest rate remeasurement of future policy benefits	0	13,404	13,404
Gain (loss) from changes in non-performance risk on market risk benefits	0	(39,669)	(39,669)
Total	(69,308)	(24,477)	(93,785)
Less: Income tax expense (benefit) related to other comprehensive income (loss)	(14,554)	(5,140)	(19,694)
Other comprehensive income (loss), net of taxes	(54,754)	(19,337)	(74,091)
Comprehensive income (loss)	$4,753	$5,779	$10,532
Statements of Cash Flows:

	Year Ended December 31, 2022
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$51,279	$(121,108)	$(69,829)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Policy charges and fee income	(19,960)	16,778	(3,182)
Realized investment (gains) losses, net	(13,416)	(419)	(13,835)
Change in value of market risk benefits, net of related hedging (gains) losses	0	142,046	142,046
Change in:
Future policy benefits and other insurance liabilities	222,224	200,751	422,975
Reinsurance recoverables	(268,022)	(97,379)	(365,401)
Deferred policy acquisition costs	(38,058)	(5,072)	(43,130)
Income taxes	23,831	(32,193)	(8,362)
Other, net (1)	424	(103,404)	(102,980)
Cash flows from (used in) operating activities	$10,784	$0	$10,784
(1)    Prior period has been reclassified to conform to the current period presentation.

	Year Ended December 31, 2021
IMPACTED LINES ONLY	As Previously Reported	Effect of Change	As Currently Reported
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$59,507	$25,116	$84,623
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Policy charges and fee income	(21,724)	28,429	6,705
Realized investment (gains) losses, net	(1,968)	1,453	(515)
Change in value of market risk benefits, net of related hedging (gains) losses	0	(39,670)	(39,670)
Change in:
Future policy benefits and other insurance liabilities	294,654	21,128	315,782
Reinsurance recoverables	(209,431)	93,400	(116,031)
Deferred policy acquisition costs	(58,421)	(6,105)	(64,526)
Income taxes	(2,127)	6,677	4,550
Other, net (1)	7,329	(130,428)	(123,099)
Cash flows from (used in) operating activities	$130,538	$0	$130,538
(1)    Prior period has been reclassified to conform to the current period presentation.

The following tables detail the January 1, 2021 transition adjustments by providing a rollforward of the ending reported balances as of December 31, 2020 to the opening balances as of January 1, 2021 for retained earnings, accumulated other comprehensive income (“AOCI”) and the impacted insurance-related balances.

January 1, 2021
Retained Earnings
(in thousands)
Balance after-tax, prior to transition	$328,450
Reclassification of market risk benefits non-performance risk to accumulated other comprehensive income(1)	(60,792)
Updates to certain universal life contract liabilities(2)	(20,108)
Other(3)	7,722
Total pre-tax adjustments	(73,178)
Tax impacts	15,367
Balance after-tax, after transition	$270,639
(1)    Reflects the cumulative impact of changes in the fair value of market risk benefits (“MRB”) non-performance risk (“NPR”) from the date of contract issuance to January 1, 2021. These amounts were previously recorded in retained earnings but are now reflected in AOCI under the new guidance.
(2)    Reflects the impact on additional insurance reserves ("AIR") and other related balances primarily related to the no-lapse guarantee features on certain universal life contracts. For additional information, see Note 2.
(3)    Primarily reflects the reassessment of deferred reinsurance losses ("DRL").

January 1, 2021
Accumulated Other Comprehensive Income
(in thousands)
Balance after-tax, prior to transition	$185,407
Interest rate remeasurement of future policy benefits	(57,440)
Reclassification of market risk benefits non-performance risk to accumulated other comprehensive income(1)	60,792
Unwinding amounts related to unrealized investment gains and losses(2)	(15,161)
Total pre-tax adjustments	(11,809)
Tax impacts	2,480
Balance after-tax, after transition	$176,078
(1)    Reflects the cumulative impact of changes in NPR on the fair value of market risk benefits from the date of contract issuance to January 1, 2021. These amounts were previously recorded in retained earnings but are now reflected in AOCI under the new guidance.
(2)    Primarily reflects amounts related to DAC and other balances as unrealized investment gains or losses no longer impact the amortization pattern of such balances under the new guidance. Also includes the impacts from updates to reserves and other related balances for certain universal life contracts. For additional information, see Note 2.

Deferred Policy Acquisition Costs

	January 1, 2021
	Deferred Policy Acquisition Costs
	Term Life	Variable/Universal Life	Total
	(in thousands)
Balance prior to transition	$51,526	$172,899	$224,425
Unwinding amounts related to unrealized investment gains and losses	0	21,714	21,714
Other(1)	1	(1,922)	(1,921)
Balance after transition	$51,527	$192,691	$244,218
(1)    Represents miscellaneous model refinements.

Liability for Future Policy Benefit (DRL, Benefit Reserves, DPL, and Additional Insurance Reserves)

January 1, 2021
Deferred Reinsurance Losses(1)
Variable Annuities
(in thousands)
Balance prior to transition	$15,209
Unwinding amounts related to unrealized investment gains and losses	1,187
Effect of change in reserve basis to market risk benefits	4,236
Balance after transition	$20,632
(1)    Deferred reinsurance losses are included in "Other assets".

	January 1, 2021
	Benefit Reserves(1)
	Term Life	Fixed Annuities	Total
	(in thousands)
Balance prior to transition	$1,049,445	$16,468	$1,065,913
Changes in cash flow assumptions and other activity	30	(687)	(657)
Balance after transition, at original discount rate	1,049,475	15,781	1,065,256
Cumulative changes in discount rate assumptions	401,072	2,188	403,260
Balance after transition, at current discount rate	1,450,547	17,969	1,468,516
Less: Reinsurance recoverable	1,264,199	17,944	1,282,143
Balance after transition, net of reinsurance recoverable	$186,348	$25	$186,373
(1)    Benefit reserves, excluding amounts for reinsurance recoverable, are included in "Future policy benefits". For additional information on the liability for future policy benefits, see Note 8.

January 1, 2021
Deferred Profit Liability(1)
Fixed Annuities
(in thousands)
Balance prior to transition	$102
Changes in benefit reserves	882
Balance after transition	984
Less: Reinsurance recoverable	984
Balance after transition, net of reinsurance recoverable	$0
(1)    Deferred profit liability ("DPL"), excluding amounts for reinsurance recoverable, is included in "Future policy benefits". For additional information regarding the liability for future policy benefits, see Note 8.

	January 1, 2021
	Additional Insurance Reserves(1)
	Variable/Universal Life	Variable Annuities	Total
	(in thousands)
Balance prior to transition	$513,812	$24,433	$538,245
Unwinding amounts related to unrealized investment gains and losses	(109,355)	(1,698)	(111,053)
Balance prior to transition, excluding amounts related to unrealized investment gains and losses	404,457	22,735	427,192
Reclassification of future policy benefits additional insurance reserves to market risk benefits	0	(22,735)	(22,735)
Updates to certain universal life contract liabilities(2)	142,726	0	142,726
Balance after transition, excluding amounts related to unrealized investment gains and losses	547,183	0	547,183
Amounts related to unrealized investment gains and losses after transition	95,331	0	95,331
Balance after transition	642,514	0	642,514
Less: Reinsurance recoverable	613,009	0	613,009
Balance after transition, net of reinsurance recoverable	$29,505	$0	$29,505
(1)    AIR, excluding amounts for reinsurance recoverable, are included in "Future policy benefits". For additional information regarding the liability for future policy benefits, see Note 8.
(2)    For additional information regarding updates to reserves and other related balances for certain universal life contracts, see Note 2.

Additional Liability, Long-Duration Insurance (URR and Cost of Reinsurance)

January 1, 2021
Unearned Revenue Reserves(1)
Variable/Universal Life
(in thousands)
Balance prior to transition	$94,480
Unwinding amounts related to unrealized investment gains and losses and other activity	92,103
Balance after transition	186,583
Less: Reinsurance recoverable	45,019
Balance after transition, net of reinsurance recoverable	$141,564
(1)    Unearned revenue reserves ("URR") are included in "Policyholders' account balances". For additional information regarding the liability for policyholders' account balances, see Note 9.

January 1, 2021
Cost of Reinsurance(1)
Variable/ Universal Life
(in thousands)
Balance prior to transition	$85,773
Unwinding amounts related to unrealized investment gains and losses	(34,617)
Balance prior to transition, excluding amounts related to unrealized investment gains and losses	51,156
Impact from updates to certain universal life contract liabilities(2)	14,045
Balance after transition, excluding amounts related to unrealized investment gains and losses	65,201
Amounts related to unrealized investment gains and losses after transition	27,620
Balance after transition	$92,821
(1)    Cost of reinsurance is included in "Other liabilities".
(2) For additional information regarding updates to reserves and other related balances for certain universal life contracts, see Note 2
Market Risk Benefits

January 1, 2021
Market Risk Benefits(1)
Variable Annuities
(in thousands)
Liability for guaranteed benefits recorded at fair value, prior to transition	$1,195,470
Additional insurance reserves to be reclassed to market risk benefits, prior to transition, excluding amounts related to unrealized investment gains and losses	22,735
Total liability prior to transition	1,218,205
Change in reserve basis to market risk benefits framework	(12,634)
Market risk benefits after transition, at current non-performance risk value	1,205,571
Less: Reinsured market risk benefits	1,205,571
Market risk benefits after transition, net of reinsurance	0

Market risk benefits after transition, at contract inception non-performance risk value	$1,266,363
Cumulative change in non-performance risk	60,792
Market risk benefits after transition, at current non-performance risk value	$1,205,571
(1)    For additional information regarding market risk benefits, see Note 10.